Assets for Rights of Use and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Assets for Rights of Use and Lease Liabilities

9. ASSETS FOR RIGHTS OF USE AND LEASE LIABILITIES

Group as a lessee

The Group has lease contracts for various items of plant, machinery, vehicles and other equipment used in its operations. Leases of plant and machinery generally have lease terms between 3 and 20 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.

a)
Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2023	22,398	1,195	1,295	24,888
Additions	272	522	592	1,386
Business combinations (Note 6)	9,387	547	3,080	13,014
Depreciation for the year	(2,561)	(657)	(590)	(3,808)
Others	245	—	—	245
Translation differences	(246)	(56)	—	(302)
Balance at December 31, 2023	29,495	1,551	4,377	35,423
Additions	—	1,084	2,226	3,310
Depreciation for the year	(3,084)	(1,016)	(2,050)	(6,150)
Translation differences	(408)	—	—	(408)
Balance at December 31, 2024	26,003	1,619	4,553	32,175

The new additions correspond to the capitalization of the car rental contracts of ABL. Additionally, the part concerning 'Other Assets' pertains to contracts for information applications in WBX Spain. Main variation in 2023 is explained by the additions of ABL’s Group leases.

b)
Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2023	25,137	1,179	985	27,301
Additions to liabilities	272	522	592	1,386
Business combinations (Note 6)	9,387	547	3,080	13,014
Interest on lease liabilities	1,230	41	70	1,341
Lease payments	(2,742)	(681)	(727)	(4,150)
Others	245	—	—	245
Translation differences	(66)	(94)	—	(160)
Balance at December 31, 2023	33,463	1,514	4,000	38,977
Additions to liabilities	—	1,084	2,226	3,310
Interest on lease liabilities	1,633	95	183	1,911
Lease payments	(4,149)	(1,639)	(1,969)	(7,757)
Translation differences	(35)	—	—	(35)
Balance at December 31, 2024	30,912	1,054	4,440	36,406

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023	December 31, 2022
6 months or less	3,284	3,491	1,892
6 months to 1 year	2,905	3,339	1,952
From 1 to 2 years	10,000	5,760	3,879
From 2 to 5 years	16,888	13,925	9,844
More than 5 years	13,808	25,020	17,820
Total	46,885	51,535	35,387

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	2024	2023	2022
Interest on lease liabilities (see note 22)	1,911	1,341	1,267
Expenses relating to short-term and low value leases (see note 20)	1,785	2,314	3,454

Of the leasing contracts, those related to vehicle rental do not have extension options, whereas leasing contracts for plants and office buildings may include extension options that have been considered from the inception of the lease.